Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) (Detail) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate			$ 14,824	$ 9,962	$ 1,318
State tax provision, net of federal benefit			543	330	208
Permanent differences and other			993	1,210	7
Income tax provision	$ 10,959	$ 11,201	$ 16,360	$ 11,502	$ 1,533